Fort Pitt Capital Total Return Fund (Prospectus Summary) | Fort Pitt Capital Total Return Fund
SUMMARY SECTION
Investment Objective:
The Fort Pitt Capital Total Return Fund (the "Fund") seeks to realize the combination of long-term capital appreciation and income that will produce maximum total return.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Fort Pitt Capital Total Return Fund
Redemption Fee (as a percentage of amount redeemed on shares held for 180 days or less)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Fort Pitt Capital Total Return Fund
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.64%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.66%
Less: Fee Waiver	[3]	(0.40%)
Net Annual Fund Operating Expenses	[2]	1.26%
[1]	The Fort Pitt Capital Total Return Fund (the "Predecessor Fund") reorganized into the Fund on July 15, 2011. "Other Expenses" have been restated to reflect current fees.
[2]	Acquired Fund Fees and Expenses ("AFFE") are indirect fees and expenses that mutual funds incur from investing in the shares of other mutual funds and exchange-traded funds ("Acquired Fund(s)"). The Net Annual Fund Operating Expenses do not correlate to the "Ratio of Net Expenses to Average Net Assets After Expense Reimbursement and Waivers" in the Fund's Financial Highlights which reflects the operating expenses of the Fund and does not include AFFE.
[3]	Fort Pitt Capital Group, Inc. (the "Advisor") has contractually agreed to waive all or a portion of its management fees and reimburse the Fund for expenses to ensure that Net Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.24% of the Fund's average daily net assets ("Expense Cap"). The Expense Cap will remain in effect through at least February 28, 2013, and may be terminated by the Trust's Board of Trustees (the "Board") or the Advisor. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Cap.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Fort Pitt Capital Total Return Fund	128	484	865	1,932

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies of the Fund:
The Fund has a long-term investment outlook and generally undertakes a
"buy and hold" strategy in order to reduce turnover and maximize after-tax returns.

The Fund will invest primarily in common stocks of large and mid-sized U.S.
companies that the Fund's Advisor considers to be profitable and which have returns on equity near or higher than their peers, and the Advisor believes are undervalued as measured by price-to-earnings ("P/E") ratio. Return on equity measures how much profit a company generates with the money that shareholders have invested in the company, and is calculated by dividing net income by shareholder equity. The Fund currently considers companies with a market capitalization between $2 billion and $10 billion to be mid-sized companies and companies with a market capitalization over $10 billion to be large-sized companies. A portion of the Fund's assets may also be invested in fixed income investments (primarily U.S. government obligations) when the Advisor determines that prospective returns from fixed income securities are competitive with those of common stocks. The Fund will only invest in fixed income investments which are rated investment grade, or BBB as defined by Standard & Poor's Rating Group
("Standard & Poor's®") or Baa by Moody's Investors Services ("Moody's"). The
Fund may invest in fixed income investments of any maturity.

The percentage of assets allocated between equity and fixed income securities is flexible rather than fixed. The Fund also may invest up to 10% of its net assets in the securities of foreign issuers, and may invest without limit in American
Depositary Receipts ("ADRs"), which are equity securities traded on U.S.
exchanges, that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. The Fund may also invest up to 10% of its net assets in other mutual funds, including exchange traded funds ("ETFs").

With respect to the selection of stocks in which the Fund invests, the Advisor identifies stocks for investment using its own research and analysis techniques, and supplements its internal research with the research and analysis of major
U.S. investment and brokerage firms.

The Advisor may sell a stock when it believes the underlying company's intrinsic value has been fully realized, when growth prospects falter due to changing market or economic conditions, or when earnings fail to meet the Advisor's expectations. The Advisor determines that a company's intrinsic value has been fully realized by comparing current enterprise value (equity plus outstanding debt at market value) with its discounted estimate of future cash flows. The discount rate employed in this calculation consists of the current yield-to-maturity of the 30-year U.S. Treasury plus an equity premium.
Principal Risks of Investing in the Fund:
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks that could adversely affect the Fund's net asset value ("NAV"), yield and total return include:

·  Stock Market Risks.  The value of the Fund's shares will go up or down based on the movement of the overall stock market and the value of the individual securities held by the Fund, both of which can sometimes be volatile.

·  Interest Rate Risks. An increase in interest rates typically causes a decline in the value of fixed income and other debt securities. Debt securities with longer maturities are generally more sensitive to interest rate changes than shorter maturities.

·  Credit Risk. Credit risk is the risk that an issuer will not make timely payments of principal and interest.

·  Foreign Securities Risk. Foreign securities are subject to special risks. Foreign securities can be more volatile than domestic (U.S.)
   securities. Securities markets of other countries are generally smaller than
   U.S. securities markets. Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Fund's investments.

·  American Depositary Receipts Risks: ADRs are equity securities traded on U.S.
   exchanges that are generally issued by banks or trust companies to evidence ownership of foreign equity securities. Investing in ADRs may involve risks in addition to the risks in domestic investments, including less regulatory oversight and less publicly-available information, less stable governments and economies, and non-uniform accounting, auditing and financial reporting standards.

·  Small and Medium Capitalization Company Risks. The risks associated with investing in small and medium capitalization companies, which have securities that may trade less frequently and in smaller volumes than securities of larger companies.
Performance.
The Fund was organized on July 15, 2011 to acquire the assets and liabilities of the Fort Pitt Capital Total Return Fund, a series of Fort Pitt Capital Funds
(the "Predecessor Fund") in exchange for shares of the Fund. Accordingly, the
Fund is the successor to the Predecessor Fund, and the following performance information shown prior to July 15, 2011, is that of the Predecessor Fund. The
Fund has an investment objective, strategies and policies substantially similar to the Predecessor Fund, which was advised by the Advisor. The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.FortPittCapital.com or by calling the Fund toll-free at 1-866-688-8775.
Annual Total Returns as of 12/31

During the period shown on the bar chart, the Fund's highest and lowest quarterly returns are as follows:

       Highest Quarter:                          Lowest Quarter:
Q2 ended June 30, 2003 22.37% Q4 ended December 31, 2008 -21.34%
Average Annual Total Returns (For the Periods Ended December 31, 2011)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Fort Pitt Capital Total Return Fund	Return Before Taxes	6.90%	(0.85%)	5.96%
Fort Pitt Capital Total Return Fund After Taxes on Distributions	Return After Taxes on Distributions	6.71%	(1.09%)	5.64%
Fort Pitt Capital Total Return Fund After Taxes on Distributions and Sales	Return After Taxes on Distribution and Sale of Fund Shares	4.73%	(0.74%)	5.20%
Fort Pitt Capital Total Return Fund Wilshire 5000 Total Market Index	Wilshire 5000 Total Market Index (reflects no deduction for fees, expenses or taxes)	0.59%	0.33%	3.93%
Fort Pitt Capital Total Return Fund S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or
Individual Retirement Accounts ("IRAs").

The Fund's Return After Taxes on Distributions and Sale of Fund Shares may be
higher than its return before taxes, and after taxes on distributions, because it may include a tax benefit resulting from the capital losses that would have resulted.